SCHEDULE OF ALLOCATION OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 9,710	$ 1,252	$ 15,786	$ 8,684	$ 15,268	$ 35,123
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	5,896	1,009	11,167	7,111	11,808	26,585
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 3,814	$ 243	$ 4,619	$ 1,573	$ 3,460	$ 8,538